Income Taxes (Details 1) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2011 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Current income tax	31,429	$ 2,650	10,130	5,719	0
Deferred income tax	(30,332)	(505)	3,500	1,385	10,915
Income tax (benefit) expense reported in the consolidated statements of operations, applicable to continuing operations	(1,096)	$ 2,145	13,630	7,104	10,915